Earnings (Losses) per Share - Summary of Basic and Diluted Earnings (Losses) per Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares	54,853,045	54,853,045
Basic earnings (losses) per share	€ 0.61	€ (0.55)	[1]
Diluted earnings (losses) per share	€ 0.61	€ (0.55)	[1]

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.